Investments in subsidiaries (Detail information of equity interests held) (Detail)		12 Months Ended
	Feb. 15, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Percentage of voting rights acquired through supplemental agreements		25.00%
Shandong Power [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group		50.00%
Percentage of interests directly held by the Group		80.00%
Nanjing Combined Cycle Co-generation [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group		27.39%
Ruyi Coal Power [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group		40.00%
Ruyi Coal Power [member] | Shandong Power [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group		50.00%
Shandong Fuel Company [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group		76.55%
Percentage of voting rights acquired through supplemental agreements		100.00%
Shandong Fuel Company [member] | Shandong Power [member]
Disclosure of subsidiaries [line items]
Percentage of interests directly held by the Group		72.00%
Percentage of interests indirectly held by the Group		23.68%
Shandong Maintenance Company [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group		76.55%
Percentage of voting rights acquired through supplemental agreements		28.00%
Rizhao Power [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group		88.80%
Percentage of interests directly held by the Group		56.00%
Rizhao Power [member] | Shandong Power [member]
Disclosure of subsidiaries [line items]
Percentage of interests directly held by the Group		44.00%
Beijing Co-generation [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group		41.00%
Chaohu Power [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group		60.00%
Percentage of interests directly held by the Group		10.00%
Shanxi Xiaoyi Energy [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group	49.00%	51.00%
Ruijin Power Generation [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group		50.00%
Proportion of equity interest before capital injection from a third party shareholder		50.00%		100.00%
Huaneng Power International Jiangsu Energy Development Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group		100.00%
Percentage of voting rights acquired through supplemental agreements			70.00%
Jiyuan Huaneng Energy Sales Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group		51.00%
Percentage of interests indirectly held by the Group		49.00%
Huaneng Sheyang New Energy Power Generation Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group		34.00%
Huaneng (Zhejiang Daishan) Offshore Wind Power Co., Ltd.* ("Daishan Wind Power") [Member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group		40.00%
Percentage of interests indirectly held by the Group		35.00%
Hangzhou Hengyang Power Co., Ltd. (Hangzhou Hengyang) [Member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group		49.00%
Percentage of interests indirectly held by the Group		51.00%
Shijiazhuang Yujun New Energy Technology Co., Ltd.* ("Yujun New Energy") [member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group		40.00%
Percentage of voting rights acquired through supplemental agreements		55.00%
Hengshui Huaqing New Energy Technology Co., Ltd. ("Huaqing New Energy") [Member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group		40.00%
Percentage of voting rights acquired through supplemental agreements		55.00%
Huaneng Shandong Power Design Co., Ltd. (Shandong Power Design) [Member]
Disclosure of subsidiaries [line items]
Percentage of interests held by the Group		76.55%